Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,700	$ 3,700	$ 3,300
Impairment loss	$ 16	7,446
Fexible GMP modular facility [Member]
Property, Plant and Equipment [Line Items]
Impairment loss		$ 6,700